Equity, Capital and warrants (Details) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
		Dec. 21, 2017 USD ($) $ / shares shares	Jun. 30, 2018 BRL (R$) Vote R$ / shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Capital and warrants [Abstract]
Authorized capital | $						$ 30,000
Par value (in dollars per share) | $ / shares						$ 0.0001
Proceeds from issue of ordinary shares		$ 139,900		R$ 462,789	$ 139,900
Capital contribution recorded in equity				387,342	$ 117,000
Transaction costs | R$			R$ 75,307
Equity capital [Abstract]
Number of shares issued (in shares)					27,001,889
Warrants outstanding (in shares)					28,249,999	28,249,999
Warrants exercisable ratio					1	1
Warrants exercise price (in dollars per share) | (per share)			R$ 11.50		$ 11.50	$ 11.50
Estre USA [Member]
Capital and warrants [Abstract]
Proceeds from issue of ordinary shares				37,050	$ 11,200
Equity capital [Abstract]
Number of shares issued (in shares)					1,213,846
PIPE Investors [Member]
Capital and warrants [Abstract]
Par value (in dollars per share) | $ / shares		$ 11.50
Proceeds from issue of ordinary shares				R$ 425,739	$ 128,700
Equity capital [Abstract]
Number of shares issued (in shares)		15,438,000			15,438,000
Ambiental Employee SPV, Inc [Member]
Equity capital [Abstract]
Number of shares issued (in shares)					1,983,000
Ordinary Shares [Member]
Capital and warrants [Abstract]
Number of shares (in shares)						290,750,000
Voting right per share | Vote			1
Equity capital [Abstract]
Number of shares issued (in shares)						45,636,732
Ownership interest						100.00%
Ordinary Shares [Member] | BTG Pactual G7 Holding S.A [Member]
Equity capital [Abstract]
Number of shares issued (in shares)	[1]					20,259,638
Ownership interest	[1]					44.40%
Ordinary Shares [Member] | Avenue Boulevard Co-Investment Vehicle, LLC [Member]
Equity capital [Abstract]
Number of shares issued (in shares)						10,440,000
Ownership interest						22.90%
Ordinary Shares [Member] | CYGNUS Asset Holding Ltd [Member]
Equity capital [Abstract]
Number of shares issued (in shares)						2,709,756
Ownership interest						5.90%
Ordinary Shares [Member] | LYRA Asset Holding Ltd [Member]
Equity capital [Abstract]
Number of shares issued (in shares)						2,505,169
Ownership interest						5.50%
Ordinary Shares [Member] | Other [Member]
Equity capital [Abstract]
Number of shares issued (in shares)						9,722,169
Ownership interest						21.30%
Class B Shares [Member]
Capital and warrants [Abstract]
Number of shares (in shares)						9,250,000
Voting right per share | Vote			1
Class B Shares [Member] | Former Boulevard SPAC Holders [Member]
Equity capital [Abstract]
Number of shares issued (in shares)						5,550,000
Ownership interest						100.00%

[1]	Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participacoes Multiestrategia, Banco BTG Pactual S.A., Fundo de Investimento em Participacoes Turquesa -Multiestrategia Investimento no Exterior, Iron Fundo de Investimento em Participacoes -Multiestrategia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.